Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Cost, Balance at beginning of year	$ 578	$ 166
Cost, Additions during year	336	472
Cost, Disposals during year	(104)	(60)
Cost, Balance at end of year	810	578
Accumulated amortization
Accumulated amortization, Balance at beginning of year	(137)
Accumulated amortization, Amortization during year	(179)	(115)
Accumulated amortization, Additions during year		(41)
Accumulated amortization, Disposals during year	49	19
Accumulated amortization, Balance at end of year	(267)	(137)
Property [Member]
Cost
Cost, Balance at beginning of year	465	19
Cost, Additions during year	174	446
Cost, Disposals during year
Cost, Balance at end of year	639	465
Accumulated amortization
Accumulated amortization, Balance at beginning of year	(106)
Accumulated amortization, Amortization during year	(98)	(65)
Accumulated amortization, Additions during year		(41)
Accumulated amortization, Disposals during year
Accumulated amortization, Balance at end of year	(204)	(106)
Motor vehicles [Member]
Cost
Cost, Balance at beginning of year	113	147
Cost, Additions during year	162	26
Cost, Disposals during year	(104)	(60)
Cost, Balance at end of year	171	113
Accumulated amortization
Accumulated amortization, Balance at beginning of year	(31)
Accumulated amortization, Amortization during year	(81)	(50)
Accumulated amortization, Additions during year
Accumulated amortization, Disposals during year	49	19
Accumulated amortization, Balance at end of year	$ 63	$ (31)